FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

24  – FINANCIAL RISK MANAGEMENT

The Company’s businesses are exposed to a variety of financial and market risks (including foreign exchange risk, interest rate risk and price risk). The Company’s global risk management program focuses on the uncertainty of financial markets and seeks to minimize potential adverse effects on the performance of the Company. The Company uses derivatives to hedge certain risks. A description of the primary policies established by the Company to manage financial risks are provided below:

Interest Rate Risk

As of December 31, 2025, the Company maintains all of its debt obligations at a fixed rate, in order to avoid fluctuations in financial expenses that could arise from possible increases in interest rates.

The Company’s indebtedness corresponds to six bonds issued in the Chilean local market at a fixed rate, which have a total outstanding balance of UF 13.69 million, denominated in Unidades de Fomento (UF), a unit indexed to inflation in Chile. Given that the Company’s sales are correlated with the variation of the UF, this structure allows for an adequate correspondence between income and obligations. In addition, the Company has a bilateral loan denominated in Unidades de Fomento (UF), with a current outstanding balance of UF 2.36 million.

Of the total local bonds, five have been redenominated through derivative instruments to Chilean pesos (CLP), both in terms of their rate and notional value, maintaining the original structure of the bond.

Furthermore, the Company has debt in the international market through a 144A/Reg S bond issued in the United States, at a fixed rate in US dollars, for a total amount of USD 300 million. Of this amount, USD 150 million has been redenominated through derivatives to Chilean pesos adjusted for inflation (UF), and the remaining USD 150 million has been redenominated to nominal Chilean pesos (CLP), in both cases maintaining the original structure of the bond.

Likewise, in September 2023, the Company issued a bond in the Swiss market for CHF 170 million at a fixed rate in Swiss francs, which has been redenominated through derivative instruments to Brazilian reais (BRL), both in its rate and notional value, maintaining the structure of the original bond.

Credit risk

The credit risk to which the Company is exposed comes mainly from trade accounts receivable maintained with retailers, wholesalers and supermarket chains in domestic markets; and the financial investments held with banks and financial institutions, such as time deposits, mutual funds and derivative financial instruments.

a)     Trade accounts receivable and other current accounts receivable

Credit risk related to trade accounts receivable is managed and monitored by the area of Finance and Administration of each business unit. The Company has a broad client base implying a high level of atomization of accounts receivable, which are subject to policies, procedures and controls established by the Company. In accordance with such policies, credits must be based objectively, non-discretionary and uniformly granted to all clients of the same segment and channel, provided these will allow generating economic benefits to the Company. The credit limit is checked periodically considering payment behavior. Trade accounts receivable pending of payment are monitored on a monthly basis.

i.	Sale Interruption

In accordance with Corporate Credit Policy, the interruption of sale must be within the following framework: when a customer has outstanding debts for an amount greater than USD 250,000, and over 60 days expired, sale is suspended. The General Manager in conjunction with the Finance and Administration Manager authorize exceptions to this rule, and if the outstanding debt should exceed USD 1,000,000, and in order to continue operating with that client, the authorization of the Chief Financial Officer is required. Notwithstanding the foregoing, each operation can define an amount lower than USD 250,000 according to the country’s reality.

ii.	Impairment

The impairment recognition policy establishes the following criteria for provisions: 30% is provisioned for 31 to 60 days overdue, 60% between 60 and 91 days, 90% between 91 and 120 days overdue and 100% for more than 120 days. Exemption of the calculation of global impairment is given to credits whose delays in the payment correspond to accounts disputed with the customer whose nature is known and where all necessary documentation for collection is available, therefore, there is no uncertainty on recovering them. However, these accounts also have an impairment provision as follows: 40% for 91 to 120 days overdue, 80% between 120 and 170, and 100% for more than 170 days.

iii.	Prepayment to suppliers

The Policy establishes that USD 25,000 prepayments can only be granted to suppliers if its value is properly and fully provisioned. The Treasurer of each subsidiary must approve supplier warranties that the Company receives for prepayments before signing the respective service contract, In the case of domestic suppliers, a warranty ballot (or the instrument existing in the country) shall be required, in favor of Andina executable in the respective country, non-endorsable, payable on demand or upon presentation and its validity will depend on the term of the contract. In the case of foreign suppliers, a stand-by credit letter will be required which shall be issued by a first line bank; in the event that this document is not issued in the country where the transaction is done, a direct bank warranty will be required. Subsidiaries can define the best way of safeguarding the Company’s assets for prepayments under USD 25,000.

iv.	Guarantees

In Chile, we have insurance with Compañía de Seguros de Crédito Continental S.A (AA rating -according to Fitch Chile and Humphreys rating agencies) covering the credit risk regarding trade debtors in Chile.

The rest of the operations do not have credit insurance, instead mortgage guarantees are required for volume operations of wholesalers and distributors in the case of trade accounts receivables. In the case of other debtors, different types of guarantees are required according to the nature of the credit granted.

Historically, uncollectible trade accounts have been lower than 0.5% of the Company’s total sales,

b)    Financial investment.

The Company has a Policy that is applicable to all the companies of the group in order to cover credit risks for financial investments, restricting both the types of instruments as well as the institutions and degree of concentration. The companies of the group can invest in:

i.	Time deposits: only in banks or financial institutions that have a risk rating equal to or higher than Level 1 (Fitch) or equivalent for deposits of less than 1 year and rated A or higher (S&P) or equivalent for deposits of more than 1 year.
ii.	Mutual funds: investments with immediate liquidity and no risk of capital (funds composed of investments at a fixed-term, current account, fixed rate Tit BCRA, negotiable obligations, Over Night, etc.,) in all those counter-parties that have a rating greater than or equal to AA-(S&P) or equivalent, Type 1 Pacts and Mutual Funds, with a rating greater than or equal to AA+ (S&P) or equivalent.
iii.	Other investment alternatives must be evaluated and authorized by the office of the Chief Financial Officer.

Exchange Rate Risk

The Company is exposed to three types of risk caused by exchange rate volatility in the countries where it operates:

a)    Exposure of foreign investments:

This risk arises from converting net investments from each country’s functional currency (Brazilian real, Argentine peso, or Paraguayan guaraní) to the presentation currency of the parent company (Chilean peso). Appreciation or devaluation of the Chilean peso against each country’s functional currency gives rise to respective decreases or increases in equity. The Company does not hedge this risk.

The Company assesses fluctuations in the currencies used in its operations relative to the presentation currency of the financial statements through a sensitivity analysis of total assets, total liabilities, and net equity in local currency.

	USD/CLP	BRL/CLP	ARS/CLP	PGY/CLP
Closing currency variation	-9.0%	2.4%	-35.4%	8.4%

		Brazil	Argentina	Paraguay
		ThCh$	ThCh$	ThCh$
Total Assets		1,065,354,542	466,462,159	428,926,830
Total Liabilities		817,996,560	169,332,473	81,324,493
Net Investment		247,357,982	297,129,686	347,602,337
Share on income		29.2%	21.9%	9.4%

		BRL/CLP	ARS/CLP	PGY/CLP
-10% variation impact on parity		-6.1%	-41.9%	-3.9%

		ThCh$	ThCh$	ThCh$
Variation impact on results		(11,950,406)	(4,652,930)	(6,751,132)
Variation impact on equity		(28,945,912)	(81,898,581)	6,862,591

The scenario above represents an exchange rate sensitivity of a 10% decrease from the actual exchange rates at the reporting date, affecting the translation of local currencies into the presentation currency of the Group’s financial statements, and the resulting impact on the results and equity of the different Operations.

Net exposure of assets and liabilities in foreign currency

This risk stems mostly from carrying liabilities in US dollar, so the volatility of the US dollar with respect to the functional currency of each country generates a variation in the valuation of these obligations, with consequent effect on results. In order to protect the Company from the effects on income resulting from the volatility of the Brazilian Real and the Chilean Peso against the U,S, dollar, the Company maintains derivative contracts (cross currency swaps) to cover almost 100% of US dollar-denominated financial liabilities.By designating such contracts as hedging derivatives, the effects on income for variations in the Chilean Peso and the Brazilian Real against the US dollar, are mitigated annulling its exposure to exchange rates.

b)	Exposure of assets purchased or indexed to foreign currency

This risk originates from purchases of raw materials and investments in Property, plant and equipment, whose values are expressed in a currency other than the functional currency of the subsidiary. Changes in the value of costs or investments can be generated through time, depending on the volatility of the exchange rate.

In order to minimize this risk, the Company maintains a currency hedging policy stipulating that it is necessary to enter into foreign currency derivatives contracts to lessen the effect of the exchange rate over cash expenditures expressed in US dollars, corresponding mainly to payment to suppliers of raw materials in each of the operations. This policy stipulates up to 12-month forward horizon.

Commodities risk

The Company is exposed to the risk of price fluctuations in international markets, mainly for sugar, PET resin, and aluminum, which are the main inputs used in the production of beverages and packaging and together represent between 35% and 40% of operating costs. To mitigate and/or stabilize this risk, the Company frequently enters into supply contracts and makes advance purchases when market conditions warrant.

Liquidity risk

The products we sell are mainly paid for in cash and short-term credit; therefore, the Company´s main source of financing comes from the cash flow of our operations. This cash flow has historically been sufficient to cover the investments necessary for the normal course of our business, as well as the distribution of dividends approved by the General Shareholders’ Meeting. Should additional funding be required for future geographic expansion or other needs, the main sources of financing to consider are: (i) debt offerings in the Chilean and foreign capital markets (ii) borrowings from commercial banks, both internationally and in the local markets where the Company operates; and (iii) public equity offerings.

The following table presents an analysis of the Company’s committed maturities for liability payments throughout the coming years:

As of December 31, 2025	Payments on the year of maturity
		More than 1	More than 2	More than 3
Category	1 year	up to 2	up to 3	up to 4	More than 5
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank debt	11,820,186	—	—	—	92,960,992
Bonds payable	24,451,704	5,417,447	5,417,447	5,417,447	1,059,121,681
Lease obligations	9,625,901	6,856,744	6,416,267	3,011,688	2,304,613
Contractual obligations (1)	142,577,913	39,637,714	19,997,451	19,180,962	1,301,518
Total	188,475,704	51,911,905	31,831,165	27,610,097	1,155,688,804

As of December 31, 2024	Payments on the year of maturity
		More than 1	More than 2	More than 3
Category	1 year	up to 2	up to 3	up to 4	More than 5
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank debt	56,401,282	—	—	—	—
Bonds payable	30,490,640	11,942,889	5,238,640	5,238,640	1,031,430,903
Lease obligations	9,631,011	5,649,998	5,434,476	5,510,861	4,295,783
Contractual obligations (1)	169,773,223	28,578,074	22,063,770	17,429,919	7,837,043
Total	266,296,156	46,170,961	32,736,886	28,179,420	1,043,563,729
(1)	Agreements that the Andina Group has with collaborating entities for its operation, which are mainly related to contracts entered into to supply products and/or support services in information technology services, commitments of the company with its franchisor to make investments or expenses related to the development of the franchise, support services to personnel, security services, maintenance services of fixed assets, purchase of inputs for production, among others.